                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

1.       Name and address of issuer:

         TIAA-CREF Institutional Mutual Funds
         730 Third Avenue
         New York, NY 10017-3206

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes:       [X]


3.       Investment Company Act File Number:   811-9301

         Securities Act File Number:   333-76651

4(a)     Last day of fiscal year for which this Form is filed:

         September 30, 2000

4(b)     [ ]   Check box if this notice is being filed late(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
               Instruction A.2)

         NOTE: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)     [ ]   Check box if this is the last time the issuer will be filing this
               Form.

5.       Calculation of registration fee:

         (I)      Aggregate sale price of securities sold during the fiscal year
                  pursuant to section 24(f):                                                  $480,043,684
                                                                                               -----------

         (ii)     Aggregate price of securities redeemed or repurchased during
                  the fiscal year:                                               $19,439,133
                                                                                  ----------

         (iii)    Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the Commission:                                     $   -0-
                                                                                  ----------

         (iv)     Total available redemption credits [Add items 5(ii) and
                  5(iii)]:                                                                    $ 19,439,133
                                                                                                ----------

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]:                                                 $460,604,551
                                                                                               -----------

         (vi)     Redemption credits available for use in future years           $   -0-
                                                                                  ----------

                  - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
                    from Item 5(i)]:

         (vii)    Multiplier for determining registra- tion fee (See Instruction
                  C.9):                                                                           x.000264
                                                                                                  --------

         (viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)]
                  (enter "0" if no fee is due):                                               =$121,599.60
                                                                                                ----------

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number
         of shares or other units) deducted here:     -0-    . If there is a
         number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
         years, then state that number here:    -0-    .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$     -0-
                                                                   ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                    =$121,599.60
                                                                      ----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  November 20, 2000     CIK#: 0001084380
                  Method of Delivery:

                                    [X]  Wire Transfer
                                    [ ]  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*            /s/ RICAHARD L. GIBBS
                                    -------------------------------------
                                    Richard L. Gibbs
                                    Executive Vice President
                                    -------------------------------------

Date        November 20, 2000
           ---------------------

           * Please print the name and title of the signing officer below the signature.